Royalty Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Royalty Liability [Abstract]
Royalty Liability [Text Block]
7. Royalty Liability

On March 15, 2011, under the Royalty Agreement with Deerfield, in exchange for $3.0 million that was recorded as royalty liability, we agreed to pay Deerfield 2.5% of the net sales of Fanapt, constituting a portion of the royalty revenue that we are entitled to under our sublicense agreement with Novartis. The agreements with Deerfield also provided us with the option to repurchase the royalty rights for $40.0 million.

The $3.0 million received under the Royalty Agreement was recorded as a royalty liability in accordance with the appropriate accounting guidance as the related agreement includes a provision which allowed us to repurchase the royalty rights from Deerfield through a payment of a lump sum. Interest on the royalty liability was recognized using the interest method based on the estimated future royalties expected to be paid under the Royalty Agreement.

Under the November 14, 2011 amended and restated royalty agreement, in exchange for an additional $5.0 million royalty liability, Deerfield is entitled to our portion of the royalties on Fanapt (5.5% to 7.5% of net sales, net of the 2.5% previously agreed to have been provided to Deerfield) up to specified threshold levels of net sales of Fanapt and 40% of the royalties above the threshold level. We retain 60% of the royalties on net sales of Fanapt above the threshold levels. The $5.0 million received was recorded as a royalty liability in accordance with the appropriate accounting guidance as the related agreement included a provision which allowed us to repurchase the royalty rights from Deerfield through a payment of a lump sum. Interest on this royalty obligation was recognized using the interest method based on the estimated future royalties expected to be paid under the royalty agreement.

On March 28, 2013, we amended the agreements with Deerfield terminating our option to repurchase the royalty rights. As a result, we recognized a gain on the extinguishment of the royalty liability of approximately $9.0 million, which was recorded in other income, because we are no longer required to account for it as a liability. Additionally, we will no longer recognize royalty income related to the Fanapt royalty payments received from Novartis unless Fanapt sales exceed certain thresholds.

8. Royalty Liability

On March 15, 2011, under the royalty agreement with Deerfield, in exchange for $3.0 million that was recorded as royalty liability, we agreed to pay Deerfield 2.5% of the net sales of Fanapt, constituting a portion of the royalty revenue that we are entitled to under our sublicense agreement with Novartis. The agreements with Deerfield also provided us with the option to repurchase the royalty rights for $40.0 million.

The $3.0 million received under the royalty agreement was recorded as a royalty liability in accordance with the appropriate accounting guidance as the related agreement includes a provision which allowed us to repurchase the royalty rights from Deerfield through a payment of a lump sum. Interest on the royalty liability was recognized using the interest method based on the estimated future royalties expected to be paid under the Royalty Agreement.

Under the November 14, 2011 amended and restated royalty agreement, in exchange for an additional $5.0 million royalty liability, Deerfield is entitled to our portion of the royalties on Fanapt (5.5% to 7.5% of net sales, net of the 2.5% previously agreed to have been provided to Deerfield) up to specified threshold levels of net sales of Fanapt and 40% of the royalties above the threshold level. We retain 60% of the royalties on net sales of Fanapt above the threshold levels. The $5.0 million received was recorded as a royalty liability in accordance with the appropriate accounting guidance as the related agreement included a provision which allowed us to repurchase the royalty rights from Deerfield through a payment of a lump sum. Interest on this royalty obligation was recognized using the interest method based on the estimated future royalties expected to be paid under the royalty agreement.

On March 28, 2013, we amended the agreements with Deerfield terminating our option to repurchase the royalty rights. As a result, we recognized a gain on the extinguishment of the royalty liability of approximately $9.0 million, which was recorded in other income, because we are no longer required to account for it as a liability. Additionally, we will no longer recognize royalty income related to the Fanapt royalty payments received from Novartis unless Fanapt sales exceed certain thresholds.